Financial assets at fair value through profit or loss - Breakdown by currency (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Financial assets held for trading	€ 6,487	€ 6,301
Financial assets at fair value through profit or loss	8,251	6,301
Euro
Financial assets at fair value through profit or loss
Financial assets held for trading	3,599	3,913
U.S. dollars
Financial assets at fair value through profit or loss
Financial assets held for trading	2,885	2,336
Other currencies
Financial assets at fair value through profit or loss
Financial assets held for trading	3	€ 52
Other financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	1,764
Other financial assets at fair value through profit or loss | Euro
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	1,201
Other financial assets at fair value through profit or loss | U.S. dollars
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss	€ 563